N-4	May 01, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT NO. 49
Entity Central Index Key	0001015570
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges for Early Withdrawals
Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 5 years following your last contribution, you will be assessed a withdrawal charge of up to 5% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $5,000 on a $100,000 investment.

Series C
— No withdrawal charge.

Series ADV
— No withdrawal charge.

There is an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity which could result in up to a 90% loss of the Segment Investment.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” and “Adjustments with respect to early distributions from Segments” in “Charges and expenses” in the Prospectus and Appendix “Segment Interim Value”.

Transaction Charges
In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess of a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses (annual charges)	Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract Fee (Variable Investment Option Fee) (varies by contract series) (1) (2)	0.25%	1.65%
Investment options (Portfolio fees and expenses) (3)	0.57%	0.69%

(1)
 Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in a Segment.
(2)
 On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Base Contract fee” in “Charges and expenses”.
(3)
 Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2023 and could change from year to year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $790	Highest Annual Cost $2,108
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of optional benefits and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 5 years following your last contribution, you will be assessed a withdrawal charge of up to 5% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $5,000 on a $100,000 investment.

Series C
— No withdrawal charge.

Series ADV
— No withdrawal charge.

There is an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity which could result in up to a 90% loss of the Segment Investment.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” and “Adjustments with respect to early distributions from Segments” in “Charges and expenses” in the Prospectus and Appendix “Segment Interim Value”.

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess of a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)	Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract Fee (Variable Investment Option Fee) (varies by contract series) (1) (2)	0.25%	1.65%
Investment options (Portfolio fees and expenses) (3)	0.57%	0.69%

(1)
 Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in a Segment.
(2)
 On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Base Contract fee” in “Charges and expenses”.
(3)
 Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2023 and could change from year to year.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.25%	[1],[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.65%	[1],[2]
Base Contract (N-4) Footnotes [Text Block]
(1)
 Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in a Segment.
(2)
 On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Base Contract fee” in “Charges and expenses”.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.57%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.69%	[3]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2023 and could change from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $790	Highest Annual Cost $2,108
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of optional benefits and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 790
Highest Annual Cost [Dollars]	$ 2,108
Risks [Table Text Block]

RISKS
Risk of Loss
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Risks Associated with Investment Options
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios) and the SIO. Each investment option, including the SIO, available under the contract, has its own unique risks. You should review the investment options and Segments of the SIO available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Structured Investment Option”, “Variable investment options” and “Portfolios of the Trusts” in “Purchasing the contract”, as well as, “Principal risks of investing in the contract” and Appendix “Portfolio Companies available under the contract” in the Prospectus.

Insurance Company Risks
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations, including the SIO, under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, combining any two or more investment options and transferring account value from any investment option to another investment option.

For more information see “The Separate Account” in “More information” in the Prospectus.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers among the variable investment options in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Transfer charge” in “Charges and expenses” and “Portfolios of the Trusts” and “Structured Investment Option” in “Purchasing the contract” in the Prospectus.

Optional Benefit Restrictions [Text Block]
At any time, we have the right to limit or terminate your ability to contribute to any of the investment options. If you have one or more guaranteed benefits like the Choice Segments (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your guaranteed benefit(s).

Withdrawals may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the contract” and “Benefits available under the contract” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from the contract. Each of the charges and expenses is more fully described in “Charges and expenses”.
Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Series B	Series C	Series ADV

Sales Load Imposed on Purchases	None	None	None

Withdrawal Charge (as a percentage of contributions withdrawn)	5.00% (1)	None	None

Transfer Fee (2)	$35	$35	$35

Third Party Transfer or Exchange Fee (3)	$125	$125	$125

Special Service Charges (4)	$90	$90	$90

Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (5)	90% of Segment Investment	90% of Segment Investment	90% of Segment Investment

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6+
5%	5%	5%	4%	3%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”. We will not count transfers from Segment Type Holding Accounts into Segments on a Segment Start Date, or the allocation of Segment Maturity Value on a Segment Maturity Date in calculating the number of transfers subject to this charge.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. This charge will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge (the sum of this charge will never exceed 2% of the amount distributed). These charges may increase over time to cover our administrative costs. We may discontinue these services at any time. The duplicate contract charge is currently waived.

(5)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. For Annual Lock Segments, this is the maximum amount you could lose during each
Annual Lock Period. The maximum loss for Annual Lock Segment could be greater than 90%. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Series B	Series C	Series ADV

Base Contract Fee (Variable Investment Option Fee) (as a percentage of daily net assets in the variable investment options, including the Segment Type Holding Accounts) (1)	1.25%	1.65%	0.25% (2)

Choice Segments with 5-year Segment Duration (3)	5.00%	5.00%	5.00%

(1)
On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Base contract fee” in “Charges and expenses”.

(2)	The base contract fee prior to May 22, 2017 was 0.65%.

(3)
Applicable to the Choice Segments only. Equal to 1% of the Segment Investment for each year of the Segment Duration. On the Segment Maturity Date, we deduct the Choice cost from the Index Performance Rate of a Choice Segment, but only if the Index Performance Rate is positive for that Segment. Additionally, if the Index Performance Rate is positive for a Choice Segment but less than the applicable Choice cost, the Choice cost deducted will be the maximum amount that will not cause the Segment Maturity Value to be less than the Segment Investment. The Segment Interim Value for a Choice Segment will reflect the application of a portion of the Choice cost, as described in more detail in Appendix “Segment Interim Value”. Please note that if, on a Segment Start Date, we determine that the Performance Cap Rate for a Choice Segment will not exceed the Performance Cap Rate for a comparable Standard Segment (i.e., with the same Index, Segment Duration, Segment Buffer and Segment Start Date) by an amount that is at least equal to the Choice cost, we will waive the Choice cost and declare a Performance Cap Rate for the Choice Segment that is equal to the Performance Cap Rate for the Standard Segment.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See Appendix “Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.57%	0.69%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and that all account value is in the variable investment options.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Series B

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/CoreBond Index	$7,037	$11,294	$13,807	$23,312	$2,037	$6,294	$10,807	$23,312
EQ/Equity500 Index	$6,911	$10,912	$13,164	$21,997	$1,911	$5,912	$10,164	$21,997
EQ/MoneyMarket	$7,037	$11,294	$13,807	$23,312	$2,037	$6,294	$10,807	$23,312

Series C

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/CoreBond Index	$2,457	$7,560	$12,926	$27,581	$2,457	$7,560	$12,926	$27,581
EQ/Equity500 Index	$2,331	$7,181	$12,294	$26,319	$2,331	$7,181	$12,294	$26,319
EQ/MoneyMarket	$2,457	$7,560	$12,926	$27,581	$2,457	$7,560	$12,926	$27,581

Series ADV

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/CoreBond Index	$987	$3,081	$5,347	$11,857	$987	$3,081	$5,347	$11,857
EQ/Equity500 Index	$861	$2,691	$4,676	$10,404	$861	$2,691	$4,676	$10,404
EQ/MoneyMarket	$987	$3,081	$5,347	$11,857	$987	$3,081	$5,347	$11,857

Transaction Expenses [Table Text Block]
The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Series B	Series C	Series ADV

Sales Load Imposed on Purchases	None	None	None

Withdrawal Charge (as a percentage of contributions withdrawn)	5.00% (1)	None	None

Transfer Fee (2)	$35	$35	$35

Third Party Transfer or Exchange Fee (3)	$125	$125	$125

Special Service Charges (4)	$90	$90	$90

Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (5)	90% of Segment Investment	90% of Segment Investment	90% of Segment Investment

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6+
5%	5%	5%	4%	3%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”. We will not count transfers from Segment Type Holding Accounts into Segments on a Segment Start Date, or the allocation of Segment Maturity Value on a Segment Maturity Date in calculating the number of transfers subject to this charge.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. This charge will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge (the sum of this charge will never exceed 2% of the amount distributed). These charges may increase over time to cover our administrative costs. We may discontinue these services at any time. The duplicate contract charge is currently waived.

(5)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. For Annual Lock Segments, this is the maximum amount you could lose during each
Annual Lock Period. The maximum loss for Annual Lock Segment could be greater than 90%. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.

Exchange Fee, Footnotes [Text Block]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. This charge will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Series B	Series C	Series ADV

Base Contract Fee (Variable Investment Option Fee) (as a percentage of daily net assets in the variable investment options, including the Segment Type Holding Accounts) (1)	1.25%	1.65%	0.25% (2)

Choice Segments with 5-year Segment Duration (3)	5.00%	5.00%	5.00%

(1)
On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Base contract fee” in “Charges and expenses”.

(2)	The base contract fee prior to May 22, 2017 was 0.65%.

(3)
Applicable to the Choice Segments only. Equal to 1% of the Segment Investment for each year of the Segment Duration. On the Segment Maturity Date, we deduct the Choice cost from the Index Performance Rate of a Choice Segment, but only if the Index Performance Rate is positive for that Segment. Additionally, if the Index Performance Rate is positive for a Choice Segment but less than the applicable Choice cost, the Choice cost deducted will be the maximum amount that will not cause the Segment Maturity Value to be less than the Segment Investment. The Segment Interim Value for a Choice Segment will reflect the application of a portion of the Choice cost, as described in more detail in Appendix “Segment Interim Value”. Please note that if, on a Segment Start Date, we determine that the Performance Cap Rate for a Choice Segment will not exceed the Performance Cap Rate for a comparable Standard Segment (i.e., with the same Index, Segment Duration, Segment Buffer and Segment Start Date) by an amount that is at least equal to the Choice cost, we will waive the Choice cost and declare a Performance Cap Rate for the Choice Segment that is equal to the Performance Cap Rate for the Standard Segment.

Base Contract Expense, Footnotes [Text Block]
(1)
On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Base contract fee” in “Charges and expenses”.

(2)	The base contract fee prior to May 22, 2017 was 0.65%.

Optional Benefit Expense, Footnotes [Text Block]	Applicable to the Choice Segments only. Equal to 1% of the Segment Investment for each year of the Segment Duration. On the Segment Maturity Date, we deduct the Choice cost from the Index Performance Rate of a Choice Segment, but only if the Index Performance Rate is positive for that Segment. Additionally, if the Index Performance Rate is positive for a Choice Segment but less than the applicable Choice cost, the Choice cost deducted will be the maximum amount that will not cause the Segment Maturity Value to be less than the Segment Investment. The Segment Interim Value for a Choice Segment will reflect the application of a portion of the Choice cost, as described in more detail in Appendix “Segment Interim Value”. Please note that if, on a Segment Start Date, we determine that the Performance Cap Rate for a Choice Segment will not exceed the Performance Cap Rate for a comparable Standard Segment (i.e., with the same Index, Segment Duration, Segment Buffer and Segment Start Date) by an amount that is at least equal to the Choice cost, we will waive the Choice cost and declare a Performance Cap Rate for the Choice Segment that is equal to the Performance Cap Rate for the Standard Segment.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See Appendix “Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.57%	0.69%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.57%	[4]
Portfolio Company Expenses Maximum [Percent]	0.69%	[4]
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and that all account value is in the variable investment options.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Series B

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/CoreBond Index	$7,037	$11,294	$13,807	$23,312	$2,037	$6,294	$10,807	$23,312
EQ/Equity500 Index	$6,911	$10,912	$13,164	$21,997	$1,911	$5,912	$10,164	$21,997
EQ/MoneyMarket	$7,037	$11,294	$13,807	$23,312	$2,037	$6,294	$10,807	$23,312

Series C

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/CoreBond Index	$2,457	$7,560	$12,926	$27,581	$2,457	$7,560	$12,926	$27,581
EQ/Equity500 Index	$2,331	$7,181	$12,294	$26,319	$2,331	$7,181	$12,294	$26,319
EQ/MoneyMarket	$2,457	$7,560	$12,926	$27,581	$2,457	$7,560	$12,926	$27,581

Series ADV

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/CoreBond Index	$987	$3,081	$5,347	$11,857	$987	$3,081	$5,347	$11,857
EQ/Equity500 Index	$861	$2,691	$4,676	$10,404	$861	$2,691	$4,676	$10,404
EQ/MoneyMarket	$987	$3,081	$5,347	$11,857	$987	$3,081	$5,347	$11,857

Annuitize Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and that all account value is in the variable investment options.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Series B

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/CoreBond Index	$7,037	$11,294	$13,807	$23,312	$2,037	$6,294	$10,807	$23,312
EQ/Equity500 Index	$6,911	$10,912	$13,164	$21,997	$1,911	$5,912	$10,164	$21,997
EQ/MoneyMarket	$7,037	$11,294	$13,807	$23,312	$2,037	$6,294	$10,807	$23,312

Series C

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/CoreBond Index	$2,457	$7,560	$12,926	$27,581	$2,457	$7,560	$12,926	$27,581
EQ/Equity500 Index	$2,331	$7,181	$12,294	$26,319	$2,331	$7,181	$12,294	$26,319
EQ/MoneyMarket	$2,457	$7,560	$12,926	$27,581	$2,457	$7,560	$12,926	$27,581

Series ADV

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/CoreBond Index	$987	$3,081	$5,347	$11,857	$987	$3,081	$5,347	$11,857
EQ/Equity500 Index	$861	$2,691	$4,676	$10,404	$861	$2,691	$4,676	$10,404
EQ/MoneyMarket	$987	$3,081	$5,347	$11,857	$987	$3,081	$5,347	$11,857

No Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and that all account value is in the variable investment options.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Series B

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/CoreBond Index	$7,037	$11,294	$13,807	$23,312	$2,037	$6,294	$10,807	$23,312
EQ/Equity500 Index	$6,911	$10,912	$13,164	$21,997	$1,911	$5,912	$10,164	$21,997
EQ/MoneyMarket	$7,037	$11,294	$13,807	$23,312	$2,037	$6,294	$10,807	$23,312

Series C

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/CoreBond Index	$2,457	$7,560	$12,926	$27,581	$2,457	$7,560	$12,926	$27,581
EQ/Equity500 Index	$2,331	$7,181	$12,294	$26,319	$2,331	$7,181	$12,294	$26,319
EQ/MoneyMarket	$2,457	$7,560	$12,926	$27,581	$2,457	$7,560	$12,926	$27,581

Series ADV

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/CoreBond Index	$987	$3,081	$5,347	$11,857	$987	$3,081	$5,347	$11,857
EQ/Equity500 Index	$861	$2,691	$4,676	$10,404	$861	$2,691	$4,676	$10,404
EQ/MoneyMarket	$987	$3,081	$5,347	$11,857	$987	$3,081	$5,347	$11,857

Item 5. Principal Risks [Table Text Block]
3
.
Principal risks of investing in the contract

Risks associated with Structures Investment Option

There are certain unique risks associated with the Structured Investment Option.

•	There is a risk of a substantial loss of your principal and previously credited interest because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary. The highest level of protection provided by a single Segment Investment Option is the -30% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer.

For Standard Segments and Choice Segments
. For example, the -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 70% of your principal and previously credited interest with a
-30%
Segment Buffer, up to 80% of your principal and previously credited interest with a -20% Segment Buffer and up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Standard Segment or Choice Segment you are subject to the same risk of loss as described above.

For Annual Lock Segments
. The -10% Segment Buffer protects against the first 10% of loss each Annual Lock Period. If the Index Performance Rate declines by more than the Segment Buffer during an Annual Lock Period, you will lose an amount equal to 1% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that during an Annual Lock Period you could lose up to 90% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) with the -10% Segment Buffer. The cumulative result means that you could lose more than 90% of your principal and previously credited interest in an Annual Lock Segment. Each time you roll over your Segment Maturity Value into a new Annual Lock Segment you are subject to the same risk of loss as described above.

•	For Standard Segment and Choice Segments, your Segment Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Segment

Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index. For Annual Lock Segments, your Annual Lock Yearly Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Annual Lock Yearly Rate of Return and Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index.

•	We declare a Performance Cap Rate for each Segment, which is the maximum Segment Rate of Return that can be credited on the Segment Maturity Date or used to calculate the maximum Annual Lock Yearly Rate of Return on each Annual Lock Anniversary for that Segment. The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment. Our minimum Performance Cap Rates for 1, 3, and 5-year Standard Segments are 2%, 6%, and 10%, respectively. Our minimum Performance Cap Rate for 5-year Choice Segments is 10%. Our minimum Performance Cap Rate for Annual Lock Segments is 2%.
We will not open a Segment with a Performance Cap Rate below the applicable minimum Performance Cap Rate
.
In some cases, we may decide not to declare a Performance Cap Rate for a Segment, in which case there is no maximum Segment Rate of Return for that Segment.

•	The Performance Cap Rate is determined on the Segment Start Date. The Performance Cap Rate for the same Segment may be higher for Owners who elect that Segment during their first Contract Year than for Owners who are in their second or later Contract Year. You will not know the rate in advance. Prior to the Segment Start Date, you may elect a Performance Cap Threshold. The threshold represents the minimum Performance Cap Rate you find acceptable for a particular Segment. If we declare a cap that is lower than the threshold you specify, you will not be invested in that Segment and your contribution will remain in that Segment Type Holding Account, for as long as the Performance Cap Threshold is in effect.

A Performance Cap Threshold will be in effect until the PCT Expiry Date. This means that if the declared Performance Cap Rate for a Segment has not matched or exceeded your Performance Cap Threshold on any of the scheduled Segment Start Dates before the PCT Expiry Date, any amounts in the applicable Segment Type Holding Account (including any funds transferred to that holding account after your election) on the business day immediately preceding the next scheduled

Segment Start Date after your PCT Expiry Date will be transferred into the Segment created on that Segment Start Date, unless you specify a new the Performance Cap Threshold prior to that date. YOU MUST SET A NEW PERFORMANCE CAP THRESHOLD PRIOR TO THE NEXT SCHEDULED SEGMENT START DATE AFTER YOUR PERFORMANCE CAP THRESHOLD EXPIRES TO AVOID HAVING AMOUNTS AUTOMATICALLY TRANSFERRED INTO THE ASSOCIATED SEGMENT, WHICH MAY HAVE A PERFORMANCE CAP RATE THAT DOES NOT MEET YOUR INVESTMENT OBJECTIVES. In addition, if your Performance Cap Threshold was satisfied on a scheduled Segment Start Date before the PCT Expiry Date and amounts in the applicable Segment Type Holding Account were transferred into a Segment, the Performance Cap Threshold will continue to apply to any amounts you subsequently transfer into that Segment Type Holding Account until the PCT Expiry Date. A “scheduled Segment Start Date” includes any date on which a Segment was scheduled to start but was not offered as of that date. A suspension of the Segment Type will not extend the PCT Expiry Date.

If you do not specify a threshold or your Performance Cap Threshold has expired, you risk the possibility that the Performance Cap Rate established will have a lower cap than you would find acceptable. Performance Cap Thresholds are not available if you invest in the Dollar Cap Averaging Program. The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next), NOT an annual rate of return, even if the Segment Duration is longer than one year.

•	The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.

—
If you take a withdrawal, including required minimum distributions, and there is insufficient value in the variable investment options, the Segment Type Holding Accounts and the dollar cap averaging account, we will withdraw amounts from any active Segments in your contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value and will reduce your Segment Investment.

—	If you die, annuitize, cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value.

—
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives as described in “Appendix III” of this Prospectus. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Prior to the Segment Maturity Date you will not receive the full potential of the Performance Cap since the participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment or Annual Lock Period. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary. As a Segment moves closer to the Segment Maturity Date or Annual Lock Anniversary, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would generally be lower the earlier a withdrawal or surrender is made during a Segment or Annual Lock Period. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

•	You cannot transfer out of a Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•	We may not offer new Segments of any or all Segment Types, so a Segment may not be available for you to transfer your Segment Maturity Value into after the Segment Maturity Date.

•	We have the right to substitute an alternative index prior to Segment Maturity if the publication of one or more Indices is discontinued or at our sole discretion we determine that our use of such Indices should be discontinued or if the calculation of one or more of the Indices is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index.

•
If a Segment cannot be matured until after the scheduled Segment Start Date, we may create new Segments of Segment Types that utilize unaffected Indices on the scheduled Segment Start Date. This may occur if the Segment Maturity Date for a Segment is delayed more than once because the value for the relevant underlying Index of the Segment is not published on the designated Segment Maturity Date. If your instructions include an allocation from a Segment whose Segment Maturity Date has been delayed to a new Segment whose underlying Index is unaffected, we will not be able to transfer that portion of your Segment Maturity Value from the affected Segment to the unaffected Segment. We will use reasonable efforts to allocate your Segment Maturity Value in accordance with your instructions, which may include holding amounts in Segment Type Holding Accounts until the next Segment Start Date.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another variable investment option.

•	Standard Segment Types with greater protection tend to have lower Performance Cap Rates than other Standard Segment Types that use the same Index and duration but provide less protection.

•	Choice Segment Types with greater protection tend to have lower Performance Cap Rates than other Choice Segment Types that use the same Index and duration but provide less protection.

•	The Segments track the performance of an Index. By investing in the Structured Investment Option, you are not actually invested in an index, an exchange-traded fund that tracks an index, or any underlying securities or commodities.

•	Your Segment Maturity Value is subject to application of the Performance Cap Rate, the Segment Buffer and (for Choice Segments only) the Choice cost. For Standard and Choice Segments, your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date. For Annual Lock Segments, your Annual Lock Anniversary Ending Amount is not affected by the price of the Index on any date between the Segment Start Date and the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next).

•	As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Values of securities and commodities can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions.

—
Foreign securities involve risks not associated with U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

—
The price of commodities may be affected by a variety of factors, including the global supply and demand, activities of speculative communities, and investor’s expectations. Developments affecting the value of commodities may have significant impact on the investments that are linked to the value of such commodities. Commodity markets may be subject to sharp price fluctuations, which may lead to significant price fluctuations in investments that are linked to the value of such commodities.

•	If you invest in a Segment that provides performance tied to the performance of the iShares ® Dow Jones U.S. Real Estate Index Fund, you should consider the following:

—
The performance of the iShares
®
Dow Jones U.S. Real Estate Index Fund may not replicate the performance of, and may underperform the iShares
®
Dow Jones U.S. Real Estate Index (the “underlying index”). The price of the iShares
®
Dow Jones U.S. Real Estate Index Fund will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares
®
Dow Jones U.S. Real Estate Index Fund may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares
®
Dow Jones U.S. Real Estate Index Fund and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index.

—	The investment objective and strategies of the iShares ® Dow Jones U.S. Real Estate Index Fund are potentially subject to change.

—
There are risks associated with the real estate industry. The iShares
®
Dow Jones U.S. Real Estate Index Fund invests in companies that invest in real estate, such as REITs or real estate holding companies. The value of real estate and, consequently, companies that invest in real estate may be affected by many complex factors that interrelate with each other in complex and unpredictable ways.

•	If you invest in a Segment that provides performance tied to the performance of the Financial Select Sector SPDR ® Fund, you should consider the following:

—	The performance of the Financial Select Sector SPDR ® Fund may not replicate the performance of, and may underperform The Financial Select Sector

Index (the “underlying index”). The price of the Financial Select Sector SPDR
®
Fund will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the Financial Select Sector SPDR
®
Fund may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the Financial Select Sector SPDR
®
Fund and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index.

—	The investment objective and strategies of the Financial Select Sector SPDR ® Fund are potentially subject to change.

—
There are risks associated with the financial services sector. The Financial Select Sector SPDR
®
Fund invests in companies that operate in the financial services sector. Developments affecting the financial and capital markets may negatively impact the companies operating in these markets.

•	If you invest in a Segment that provides performance tied to the performance of the Energy Select Sector SPDR ® Fund, you should consider the following:

—
The performance of the Energy Select Sector SPDR
®
Fund may not replicate the performance of, and may underperform The Energy Select Sector Index (the “underlying index”). The price of the Energy Select Sector SPDR
®
Fund will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the Energy Select Sector SPDR
®
Fund may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the Energy Select Sector SPDR
®
Fund and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index.

—	The investment objective and strategies of the Energy Select Sector SPDR ® Fund are potentially subject to change.

—
There are risks associated with the energy sector. The Energy Select Sector SPDR
®
Fund invests in companies that operate in the energy sector. Developments affecting the supply and demand for energy products, the price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions may negatively impact the companies operating in energy sector.

•	If you invest in a Segment that provides performance tied to the performance of the SPDR ® Gold Shares, you should consider the following:

—
The performance of the SPDR
®
Gold Shares relates directly to the price of gold bullion, less the expenses of the SPDR
®
Gold Trust operations. The price of the SPDR
®
Gold Shares relates directly to the value of the gold held by the Trust and fluctuations in the price of gold could materially adversely affect an investment in the SPDR
®
Gold Shares. Moreover, it is also possible that the SPDR
®
Gold Shares may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the price of gold. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the SPDR
®
Gold Shares and not directly the price of gold, the return on your Segment Investment may be less than that of an alternative investment linked directly to the price of gold.

—
There are risks associated with the investing in gold. The price of gold, which is a commodity, has fluctuated widely over the past several years. Several factors may affect the price of gold, including: global gold supply and demand; global or regional political, economic or financial events and situations; investors’ expectations with respect to the rate of inflation; currency exchange rates; and interest rates.

—
The amount of gold represented by the SPDR
®
Gold Shares will continue to be reduced during the life of the trust due to the sales of gold necessary to pay the trust’s expenses irrespective of whether the trading price of the SPDR
®
Gold Shares rises or falls in response to changes in the price of gold. Assuming a constant gold price, the trading price of the SPDR
®
Gold Shares is expected to gradually decline relative to the price of gold as the amount of gold represented by the SPDR
®
Gold Shares gradually declines.

•	If you invest in a Segment that provides performance tied to the performance of the iShares ® MSCI EAFE ETF, you should consider the following:

—
The performance of the iShares
®
MSCI EAFE ETF may not replicate the performance of, and may underperform the MSCI EAFE Index (the “underlying index”). The price of the iShares
®
MSCI EAFE ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares
®
MSCI EAFE ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares
®
MSCI EAFE ETF and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index.

—	The investment objective and strategies of the iShares ® MSCI EAFE ETF are potentially subject to change.

—
The iShares
®
MSCI EAFE ETF invests in foreign securities. Foreign securities involve risks not associated with U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

•	Investments in Choice Segments are subject to application of the Choice cost. As a result:

—	The Segment Rate of Return for a Choice Segment will always be less than (a) the Performance Cap Rate and (b) the Index Performance Rate, if positive, for that Segment.

—
The Segment Rate of Return for a Choice Segment may be less than the Segment Rate of Return for a Standard Segment based on the same Index, Segment Buffer and Segment Duration. This will occur if the applicable Index Performance Rate is positive but less than the sum of (a) the Performance Cap Rate for the Standard Segment and (b) the Choice cost.

—
The Segment Interim Value for a Choice Segment may be less than the Segment Interim Value for a Standard Segment based on the same Index, Segment Buffer and Segment Duration. This could occur if the performance of the applicable Index through the date of calculation of the Segment Interim Value is less than the sum of (a) the prorated Performance Cap Rate for the Standard Segment and (b) the applicable Choice cost amount. See Appendix II for more information about how the Choice cost is built in to the Segment Interim Value calculation for Choice Segments.

•	Past performance of an index is not an indication of its future performance.

Risks associated with the Variable Investment Options

There are certain unique risks associated with the Contract.

•	The value of your variable investment options will fluctuate and you could lose some or all of your account value.

•	The level of risk you bear and your potential investment performance will differ depending on the investments you choose.
Risks associated with withdrawals and surrenders

•	Withdrawals and surrenders may be subject to withdrawal charges, income taxes, and tax penalties.

•	Withdrawals will reduce your account value and death benefit.

•	If you take a withdrawal or surrender from the SIO prior to Segment maturity you may receive less than the amount invested and less than the amount you would receive had you held the investment until Segment maturity.

•	If your account value falls below the applicable minimum account size as a result of a withdrawal, the contract will terminate.

•	For Series B contracts only, if you take a withdrawal or surrender your contract, any applicable withdrawal charge is calculated as a percentage of contributions, not account value. It is possible that the percentage of account value withdrawn could exceed the applicable withdrawal charge percentage. For example, assume you make a onetime contribution of $1,000 at contract issue. If your account value is $800 in contract year 3 and you surrender your contract, a withdrawal charge percentage of 5% is applied. The withdrawal charge would be $50 (5% of the $1,000 contribution). This is a 6.25% reduction of your account value, which results in a cash value of $750 paid to you.

Risks associated with the Company

•	No company other than the Company has any legal responsibility to pay amounts that the Company owes under the contract. An owner should look to the financial strength of the Company for its claims-paying ability.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice.

COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions.
Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit equal to your account value.	Standard	No Additional Charge		• Available only at contract purchase

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current

Dollar Cap Averaging	Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• $25,000 minimum to begin program

The standard death benefit is equal to the account value as of the date we receive satisfactory proof of the owner’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment. There is no additional charge for this benefit.

Payment of death benefit

Your beneficiary and payment of benefit

If you have a Series C or Series ADV contract, disregard any references to “withdrawal charges,” “cash value” or “free withdrawal amount” in this section; these terms only apply to Series B contracts, not Series C or Series ADV contracts.

You designate your beneficiary when you apply for your contract. You may change your beneficiary during your lifetime and while the contract is in force. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Any part of a death benefit for which there is no named or designated beneficiary living at your death will be payable in a single sum to your surviving spouse, if any; if there is no surviving spouse, then to the surviving children in equal shares; if there are no surviving children, then to your estate. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. If the contract is owned by a qualified plan trust or other entity, the death benefit is payable to the entity owner. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

Effect of the owner’s death

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract is owned by a non-natural person, the death of the primary annuitant triggers rules regarding the death of an owner.

Once we have received notice of the owner’s death, we will not make any transfers from Segment Type Holding Accounts to Segments. Amounts in the Segment Type Holding Accounts will be defaulted into the EQ/Money Market variable investment option. When Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature, or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal
joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under “Non-spousal joint owner contract continuation.” If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner, under “Spousal continuation” or under our Beneficiary continuation option, as discussed below.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the
“5-year
rule”). In certain cases, an individual beneficiary or
non-spousal
surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death.

Non-spousal
joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years, unless one of the exceptions described here applies. The surviving owner may instead elect to take an installment payout or an annuity payout option we may offer at the time under the contract, provided payments begin within one year of the deceased owner’s death. If an annuity or installment payout is elected, the contract terminates and a supplemental contract is issued.

If the older owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or an annuity payout option we may offer at the time under the contract within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or annuity within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges (for Series B contracts) will continue to apply and no additional contributions will be permitted. The death benefit becomes payable to the beneficiary if the older owner dies within five years after the death of the younger owner.

Spousal continuation

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural
person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 95 or younger as of the date of the deceased spouse’s death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed in this section) or continue the contract, as follows:

•	In general, withdrawal charges (for Series B contracts) will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.
•	The withdrawal charge schedule (for Series B contracts) remains in effect.

The transfer restrictions on amounts in Segments prior to election of Spousal continuation remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in other investment options.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional or see Appendix II for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the SECURE Act. Please speak with your financial professional for further information.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.
 The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary:

—	each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen; and

—
as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature for the first beneficiary, all Segments will be terminated and all Segment Interim Values will be transferred into the EQ/Money Market variable investment option.

•	If there is one beneficiary, the transfer restrictions on amounts in Segments prior to election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in other investment options. However, if the beneficiary has chosen the
“5-year
rule,” amounts may not be invested in Segments with Segment Maturity Dates later than December 31st of the calendar year which contains the fifth anniversary of your death.

•	A beneficiary who chooses to receive annual payments over his life expectancy should consult his tax adviser about selecting Segments that provide sufficient liquidity to satisfy the payout requirements under this option.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within

10 years of your death. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for NQ contracts only.
This feature may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner or the surviving joint owner who elects this feature. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary:

—	each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen; and

—
as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature for the first beneficiary, all Segments will be terminated and all Segment Interim Values will be transferred into the EQ/Money Market variable investment option.

•
If there is one beneficiary, the transfer restrictions on amounts in Segments prior to the election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in other investment options. However, if the beneficiary has chosen the “5-year rule,” amounts may not be invested in Segments with Segment Maturity Dates later than the fifth anniversary of your death.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or older joint owner:

•	No withdrawal charges will apply to any withdrawals by the beneficiary.

If the deceased is the younger
non-spousal
joint owner:

•	The contract’s withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges and expenses”.

A beneficiary should speak to his or her tax professional about which continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the beneficiary’s age, need for immediate income and a desire to continue the contract.
Dollar Cap Averaging Program

Our Dollar Cap Averaging Program (“Program”) is an administrative service designed to systematically invest in any of the available Segments over a period of either three or six months. The Program invests in the dollar cap averaging account, which is part of the EQ/Money Market variable investment option. The dollar cap averaging account has the same rate of return as the EQ/Money market variable investment option. The Program allows you to gradually allocate amounts to available Segment Type Holding Accounts by periodically transferring approximately the same dollar amount to your selected Segment Type Holding Accounts. Regular allocations to the Segment Type Holding Accounts will allow you to invest in the Segments at different Performance Cap Rates. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses. We may, at any time, exercise our right to terminate transfers to any of the Segment Type Holding Accounts, limit the number of Segments which you may elect or discontinue offering the Program.

Under the Dollar Cap Averaging Program, the following applies:

•	The minimum initial contribution required to establish a Program is $25,000.

•	There is no minimum contribution requirement for subsequent contributions to an existing Program. Subsequent contributions do not extend the time period of the Program. Subsequent contributions will increase the amount of each periodic transfer into the designated Segment Type Holding Account(s) for the remainder of the Program.

•	The Program can be funded from both new contributions to your contract and transfers from the investment options, including the EQ/Money Market variable investment option.

•	If you elect to invest in the Program at contract issue, 100% of your initial contribution must be allocated to the Program. In other words, your initial contribution cannot be split between your Program and any other investment option available under the contract.

•	Your allocation instructions for the Program must match your instructions on file on the day the Program is established. If you change your allocation instructions on file, the instructions for your Program will change to match your new allocation instructions.

•	You may not specify a Performance Cap Threshold if you elect to invest in the Program. This means you will invest in the Segment(s) based on the Performance Cap Rate declared on the Segment Start Date, which could include Segments with Performance Cap Rates that are not acceptable to you.

•	We offer time periods of 3 and 6 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it.

•	Currently, your account value will be transferred from the Program into your designated Segment Type Hold- ing Account(s) on a monthly basis (using the first trans- fer into a Segment as the starting point for the monthly transfers). For example, if the first Segment Start Date is the first Thursday in June, each subsequent Dollar Cap Averaging transfer will generally occur on the first Thursday of the month until the requested duration is met. We may offer the Program in the future with trans- fers on a different basis. You can learn more about the Program by contacting your financial professional or our processing office.

•	Transfers from the dollar cap averaging account into the designated Segment Type Holding Account(s) will occur the business day preceding the next Segment Start Date. For example, if a contract is issued on January 10th and the next Segment Start Date is January 16th and January 15th is a Business Day, the first transfer from the dollar cap averaging account into the designated Segment Type Holding Account(s) will gen- erally occur on January 15th.

•	Any transfers or withdrawals from the dollar cap averag- ing account will terminate the Program. Upon termi- nation, all funds will be transferred to the investment options according to your allocation instructions. How- ever, any forced withdrawals from the dollar cap averaging account as a result of an RMD will not termi- nate the Program.

•	If a Segment Type is suspended, any amount in the dollar cap averaging account destined for that Segment will be transferred to the Segment Type Holding Account. It will remain there until the next Segment Start Date on which the Segment is not suspended. If one of the Segment Types is terminated or discontinued, the value in the terminated Segment Type Holding Account will be moved to the EQ/Money Market variable investment option and the Program will continue.

•	If there are multiple Segments being transferred into as part of the Program and on the first Segment Start Date one of the Segment Types is suspended, the Suspended Segment Type will transfer on the next Segment Start Date and all subsequent transfers will generally occur on the same Thursday of the month established by the non-suspended transfers.

•	You may cancel your participation in the Program at any time by notifying us in writing. If you terminate your Program, we will transfer any amount remaining in the dollar cap averaging account to the investment options according to your allocation instructions.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit equal to your account value.	Standard	No Additional Charge		• Available only at contract purchase

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current

Dollar Cap Averaging	Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• $25,000 minimum to begin program

Optional Benefit Expense, Footnotes [Text Block]	Applicable to the Choice Segments only. Equal to 1% of the Segment Investment for each year of the Segment Duration. On the Segment Maturity Date, we deduct the Choice cost from the Index Performance Rate of a Choice Segment, but only if the Index Performance Rate is positive for that Segment. Additionally, if the Index Performance Rate is positive for a Choice Segment but less than the applicable Choice cost, the Choice cost deducted will be the maximum amount that will not cause the Segment Maturity Value to be less than the Segment Investment. The Segment Interim Value for a Choice Segment will reflect the application of a portion of the Choice cost, as described in more detail in Appendix “Segment Interim Value”. Please note that if, on a Segment Start Date, we determine that the Performance Cap Rate for a Choice Segment will not exceed the Performance Cap Rate for a comparable Standard Segment (i.e., with the same Index, Segment Duration, Segment Buffer and Segment Start Date) by an amount that is at least equal to the Choice cost, we will waive the Choice cost and declare a Performance Cap Rate for the Choice Segment that is equal to the Performance Cap Rate for the Standard Segment.
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH154186. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to
EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	EQ/Core Bond Index — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.64%	^	4.51%	1.02%	1.11%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	25.57%	15.03%	11.37%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investment Corporation	0.69%		4.47%	1.48%	0.90%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Prospectuses Available [Text Block]
The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH154186. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to
EquitableFunds@dfinsolutions.com.

Portfolio Companies [Table Text Block]
Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	EQ/Core Bond Index — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.64%	^	4.51%	1.02%	1.11%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	25.57%	15.03%	11.37%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investment Corporation	0.69%		4.47%	1.48%	0.90%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Principal Risk [Text Block]
Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Principal Risk [Text Block]
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios) and the SIO. Each investment option, including the SIO, available under the contract, has its own unique risks. You should review the investment options and Segments of the SIO available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Structured Investment Option”, “Variable investment options” and “Portfolios of the Trusts” in “Purchasing the contract”, as well as, “Principal risks of investing in the contract” and Appendix “Portfolio Companies available under the contract” in the Prospectus.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations, including the SIO, under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Risks Associated With Structures Investment Option [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with Structures Investment Option

There are certain unique risks associated with the Structured Investment Option.

•	There is a risk of a substantial loss of your principal and previously credited interest because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary. The highest level of protection provided by a single Segment Investment Option is the -30% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer.

For Standard Segments and Choice Segments
. For example, the -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 70% of your principal and previously credited interest with a
-30%
Segment Buffer, up to 80% of your principal and previously credited interest with a -20% Segment Buffer and up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Standard Segment or Choice Segment you are subject to the same risk of loss as described above.

For Annual Lock Segments
. The -10% Segment Buffer protects against the first 10% of loss each Annual Lock Period. If the Index Performance Rate declines by more than the Segment Buffer during an Annual Lock Period, you will lose an amount equal to 1% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that during an Annual Lock Period you could lose up to 90% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) with the -10% Segment Buffer. The cumulative result means that you could lose more than 90% of your principal and previously credited interest in an Annual Lock Segment. Each time you roll over your Segment Maturity Value into a new Annual Lock Segment you are subject to the same risk of loss as described above.

•	For Standard Segment and Choice Segments, your Segment Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Segment

Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index. For Annual Lock Segments, your Annual Lock Yearly Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Annual Lock Yearly Rate of Return and Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index.

•	We declare a Performance Cap Rate for each Segment, which is the maximum Segment Rate of Return that can be credited on the Segment Maturity Date or used to calculate the maximum Annual Lock Yearly Rate of Return on each Annual Lock Anniversary for that Segment. The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment. Our minimum Performance Cap Rates for 1, 3, and 5-year Standard Segments are 2%, 6%, and 10%, respectively. Our minimum Performance Cap Rate for 5-year Choice Segments is 10%. Our minimum Performance Cap Rate for Annual Lock Segments is 2%.
We will not open a Segment with a Performance Cap Rate below the applicable minimum Performance Cap Rate
.
In some cases, we may decide not to declare a Performance Cap Rate for a Segment, in which case there is no maximum Segment Rate of Return for that Segment.

•	The Performance Cap Rate is determined on the Segment Start Date. The Performance Cap Rate for the same Segment may be higher for Owners who elect that Segment during their first Contract Year than for Owners who are in their second or later Contract Year. You will not know the rate in advance. Prior to the Segment Start Date, you may elect a Performance Cap Threshold. The threshold represents the minimum Performance Cap Rate you find acceptable for a particular Segment. If we declare a cap that is lower than the threshold you specify, you will not be invested in that Segment and your contribution will remain in that Segment Type Holding Account, for as long as the Performance Cap Threshold is in effect.

A Performance Cap Threshold will be in effect until the PCT Expiry Date. This means that if the declared Performance Cap Rate for a Segment has not matched or exceeded your Performance Cap Threshold on any of the scheduled Segment Start Dates before the PCT Expiry Date, any amounts in the applicable Segment Type Holding Account (including any funds transferred to that holding account after your election) on the business day immediately preceding the next scheduled

Segment Start Date after your PCT Expiry Date will be transferred into the Segment created on that Segment Start Date, unless you specify a new the Performance Cap Threshold prior to that date. YOU MUST SET A NEW PERFORMANCE CAP THRESHOLD PRIOR TO THE NEXT SCHEDULED SEGMENT START DATE AFTER YOUR PERFORMANCE CAP THRESHOLD EXPIRES TO AVOID HAVING AMOUNTS AUTOMATICALLY TRANSFERRED INTO THE ASSOCIATED SEGMENT, WHICH MAY HAVE A PERFORMANCE CAP RATE THAT DOES NOT MEET YOUR INVESTMENT OBJECTIVES. In addition, if your Performance Cap Threshold was satisfied on a scheduled Segment Start Date before the PCT Expiry Date and amounts in the applicable Segment Type Holding Account were transferred into a Segment, the Performance Cap Threshold will continue to apply to any amounts you subsequently transfer into that Segment Type Holding Account until the PCT Expiry Date. A “scheduled Segment Start Date” includes any date on which a Segment was scheduled to start but was not offered as of that date. A suspension of the Segment Type will not extend the PCT Expiry Date.

If you do not specify a threshold or your Performance Cap Threshold has expired, you risk the possibility that the Performance Cap Rate established will have a lower cap than you would find acceptable. Performance Cap Thresholds are not available if you invest in the Dollar Cap Averaging Program. The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next), NOT an annual rate of return, even if the Segment Duration is longer than one year.

•	The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.

—
If you take a withdrawal, including required minimum distributions, and there is insufficient value in the variable investment options, the Segment Type Holding Accounts and the dollar cap averaging account, we will withdraw amounts from any active Segments in your contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value and will reduce your Segment Investment.

—	If you die, annuitize, cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value.

—
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives as described in “Appendix III” of this Prospectus. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Prior to the Segment Maturity Date you will not receive the full potential of the Performance Cap since the participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment or Annual Lock Period. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary. As a Segment moves closer to the Segment Maturity Date or Annual Lock Anniversary, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would generally be lower the earlier a withdrawal or surrender is made during a Segment or Annual Lock Period. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

•	You cannot transfer out of a Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•	We may not offer new Segments of any or all Segment Types, so a Segment may not be available for you to transfer your Segment Maturity Value into after the Segment Maturity Date.

•	We have the right to substitute an alternative index prior to Segment Maturity if the publication of one or more Indices is discontinued or at our sole discretion we determine that our use of such Indices should be discontinued or if the calculation of one or more of the Indices is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index.

•
If a Segment cannot be matured until after the scheduled Segment Start Date, we may create new Segments of Segment Types that utilize unaffected Indices on the scheduled Segment Start Date. This may occur if the Segment Maturity Date for a Segment is delayed more than once because the value for the relevant underlying Index of the Segment is not published on the designated Segment Maturity Date. If your instructions include an allocation from a Segment whose Segment Maturity Date has been delayed to a new Segment whose underlying Index is unaffected, we will not be able to transfer that portion of your Segment Maturity Value from the affected Segment to the unaffected Segment. We will use reasonable efforts to allocate your Segment Maturity Value in accordance with your instructions, which may include holding amounts in Segment Type Holding Accounts until the next Segment Start Date.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another variable investment option.

•	Standard Segment Types with greater protection tend to have lower Performance Cap Rates than other Standard Segment Types that use the same Index and duration but provide less protection.

•	Choice Segment Types with greater protection tend to have lower Performance Cap Rates than other Choice Segment Types that use the same Index and duration but provide less protection.

•	The Segments track the performance of an Index. By investing in the Structured Investment Option, you are not actually invested in an index, an exchange-traded fund that tracks an index, or any underlying securities or commodities.

•	Your Segment Maturity Value is subject to application of the Performance Cap Rate, the Segment Buffer and (for Choice Segments only) the Choice cost. For Standard and Choice Segments, your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date. For Annual Lock Segments, your Annual Lock Anniversary Ending Amount is not affected by the price of the Index on any date between the Segment Start Date and the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next).

•	As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Values of securities and commodities can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions.

—
Foreign securities involve risks not associated with U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

—
The price of commodities may be affected by a variety of factors, including the global supply and demand, activities of speculative communities, and investor’s expectations. Developments affecting the value of commodities may have significant impact on the investments that are linked to the value of such commodities. Commodity markets may be subject to sharp price fluctuations, which may lead to significant price fluctuations in investments that are linked to the value of such commodities.

•	If you invest in a Segment that provides performance tied to the performance of the iShares ® Dow Jones U.S. Real Estate Index Fund, you should consider the following:

—
The performance of the iShares
®
Dow Jones U.S. Real Estate Index Fund may not replicate the performance of, and may underperform the iShares
®
Dow Jones U.S. Real Estate Index (the “underlying index”). The price of the iShares
®
Dow Jones U.S. Real Estate Index Fund will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares
®
Dow Jones U.S. Real Estate Index Fund may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares
®
Dow Jones U.S. Real Estate Index Fund and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index.

—	The investment objective and strategies of the iShares ® Dow Jones U.S. Real Estate Index Fund are potentially subject to change.

—
There are risks associated with the real estate industry. The iShares
®
Dow Jones U.S. Real Estate Index Fund invests in companies that invest in real estate, such as REITs or real estate holding companies. The value of real estate and, consequently, companies that invest in real estate may be affected by many complex factors that interrelate with each other in complex and unpredictable ways.

•	If you invest in a Segment that provides performance tied to the performance of the Financial Select Sector SPDR ® Fund, you should consider the following:

—	The performance of the Financial Select Sector SPDR ® Fund may not replicate the performance of, and may underperform The Financial Select Sector

Index (the “underlying index”). The price of the Financial Select Sector SPDR
®
Fund will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the Financial Select Sector SPDR
®
Fund may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the Financial Select Sector SPDR
®
Fund and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index.

—	The investment objective and strategies of the Financial Select Sector SPDR ® Fund are potentially subject to change.

—
There are risks associated with the financial services sector. The Financial Select Sector SPDR
®
Fund invests in companies that operate in the financial services sector. Developments affecting the financial and capital markets may negatively impact the companies operating in these markets.

•	If you invest in a Segment that provides performance tied to the performance of the Energy Select Sector SPDR ® Fund, you should consider the following:

—
The performance of the Energy Select Sector SPDR
®
Fund may not replicate the performance of, and may underperform The Energy Select Sector Index (the “underlying index”). The price of the Energy Select Sector SPDR
®
Fund will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the Energy Select Sector SPDR
®
Fund may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the Energy Select Sector SPDR
®
Fund and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index.

—	The investment objective and strategies of the Energy Select Sector SPDR ® Fund are potentially subject to change.

—
There are risks associated with the energy sector. The Energy Select Sector SPDR
®
Fund invests in companies that operate in the energy sector. Developments affecting the supply and demand for energy products, the price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions may negatively impact the companies operating in energy sector.

•	If you invest in a Segment that provides performance tied to the performance of the SPDR ® Gold Shares, you should consider the following:

—
The performance of the SPDR
®
Gold Shares relates directly to the price of gold bullion, less the expenses of the SPDR
®
Gold Trust operations. The price of the SPDR
®
Gold Shares relates directly to the value of the gold held by the Trust and fluctuations in the price of gold could materially adversely affect an investment in the SPDR
®
Gold Shares. Moreover, it is also possible that the SPDR
®
Gold Shares may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the price of gold. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the SPDR
®
Gold Shares and not directly the price of gold, the return on your Segment Investment may be less than that of an alternative investment linked directly to the price of gold.

—
There are risks associated with the investing in gold. The price of gold, which is a commodity, has fluctuated widely over the past several years. Several factors may affect the price of gold, including: global gold supply and demand; global or regional political, economic or financial events and situations; investors’ expectations with respect to the rate of inflation; currency exchange rates; and interest rates.

—
The amount of gold represented by the SPDR
®
Gold Shares will continue to be reduced during the life of the trust due to the sales of gold necessary to pay the trust’s expenses irrespective of whether the trading price of the SPDR
®
Gold Shares rises or falls in response to changes in the price of gold. Assuming a constant gold price, the trading price of the SPDR
®
Gold Shares is expected to gradually decline relative to the price of gold as the amount of gold represented by the SPDR
®
Gold Shares gradually declines.

•	If you invest in a Segment that provides performance tied to the performance of the iShares ® MSCI EAFE ETF, you should consider the following:

—
The performance of the iShares
®
MSCI EAFE ETF may not replicate the performance of, and may underperform the MSCI EAFE Index (the “underlying index”). The price of the iShares
®
MSCI EAFE ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares
®
MSCI EAFE ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares
®
MSCI EAFE ETF and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index.

—	The investment objective and strategies of the iShares ® MSCI EAFE ETF are potentially subject to change.

—
The iShares
®
MSCI EAFE ETF invests in foreign securities. Foreign securities involve risks not associated with U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

•	Investments in Choice Segments are subject to application of the Choice cost. As a result:

—	The Segment Rate of Return for a Choice Segment will always be less than (a) the Performance Cap Rate and (b) the Index Performance Rate, if positive, for that Segment.

—
The Segment Rate of Return for a Choice Segment may be less than the Segment Rate of Return for a Standard Segment based on the same Index, Segment Buffer and Segment Duration. This will occur if the applicable Index Performance Rate is positive but less than the sum of (a) the Performance Cap Rate for the Standard Segment and (b) the Choice cost.

—
The Segment Interim Value for a Choice Segment may be less than the Segment Interim Value for a Standard Segment based on the same Index, Segment Buffer and Segment Duration. This could occur if the performance of the applicable Index through the date of calculation of the Segment Interim Value is less than the sum of (a) the prorated Performance Cap Rate for the Standard Segment and (b) the applicable Choice cost amount. See Appendix II for more information about how the Choice cost is built in to the Segment Interim Value calculation for Choice Segments.

•	Past performance of an index is not an indication of its future performance.

Risks Associated With Withdrawals and Surrenders [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with withdrawals and surrenders

•	Withdrawals and surrenders may be subject to withdrawal charges, income taxes, and tax penalties.

•	Withdrawals will reduce your account value and death benefit.

•	If you take a withdrawal or surrender from the SIO prior to Segment maturity you may receive less than the amount invested and less than the amount you would receive had you held the investment until Segment maturity.

•	If your account value falls below the applicable minimum account size as a result of a withdrawal, the contract will terminate.

•	For Series B contracts only, if you take a withdrawal or surrender your contract, any applicable withdrawal charge is calculated as a percentage of contributions, not account value. It is possible that the percentage of account value withdrawn could exceed the applicable withdrawal charge percentage. For example, assume you make a onetime contribution of $1,000 at contract issue. If your account value is $800 in contract year 3 and you surrender your contract, a withdrawal charge percentage of 5% is applied. The withdrawal charge would be $50 (5% of the $1,000 contribution). This is a 6.25% reduction of your account value, which results in a cash value of $750 paid to you.

Risks Associated With the Company [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with the Company

•	No company other than the Company has any legal responsibility to pay amounts that the Company owes under the contract. An owner should look to the financial strength of the Company for its claims-paying ability.

Risks Associated With the Variable Investment Options [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with the Variable Investment Options

There are certain unique risks associated with the Contract.

•	The value of your variable investment options will fluctuate and you could lose some or all of your account value.

•	The level of risk you bear and your potential investment performance will differ depending on the investments you choose.

Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice.

COVID 19 [Member]
Prospectus:
Principal Risk [Text Block]
COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions.
Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

Cybersecurity Risks and Catastrophic Events [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

EQ CoreBond Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.64%	[5]
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	1.11%
EQ Equity 500 Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[5]
Average Annual Total Returns, 1 Year [Percent]	25.57%
Average Annual Total Returns, 5 Years [Percent]	15.03%
Average Annual Total Returns, 10 Years [Percent]	11.37%
EQ Money Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investment Corporation
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	0.90%
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit equal to your account value.
Guaranteed Minimum Death Benefit [Text Block]	Guarantees beneficiaries will receive a benefit equal to your account value.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase
Name of Benefit [Text Block]	Standard Death Benefit
Transfer Fee [Member]
Prospectus:
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”. We will not count transfers from Segment Type Holding Accounts into Segments on a Segment Start Date, or the allocation of Segment Maturity Value on a Segment Maturity Date in calculating the number of transfers subject to this charge.
Special Service Charges [Member]
Prospectus:
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge (the sum of this charge will never exceed 2% of the amount distributed). These charges may increase over time to cover our administrative costs. We may discontinue these services at any time. The duplicate contract charge is currently waived.
Dollar Cap Averaging [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Optional Benefit Expense, Current [Dollars]	$ 0
Name of Benefit [Text Block]	Dollar Cap Averaging
Purpose of Benefit [Text Block]	Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Optional Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• $25,000 minimum to begin program
Name of Benefit [Text Block]	Dollar Cap Averaging
Segment Interim Value [Member]
Prospectus:
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. For Annual Lock Segments, this is the maximum amount you could lose during each
	Annual Lock Period. The maximum loss for Annual Lock Segment could be greater than 90%. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.
Series B [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	5.00%	[7]
Deferred Sales Load, Footnotes [Text Block]
(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6+
5%	5%	5%	4%	3%	0%

Exchange Fee, Current [Dollars]	$ 125	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	1.25%	[2]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.00%	[9]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.00%	[9]
Series B [Member] | EQ CoreBond Index [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,037
Surrender Expense, 3 Years, Maximum [Dollars]	11,294
Surrender Expense, 5 Years, Maximum [Dollars]	13,807
Surrender Expense, 10 Years, Maximum [Dollars]	23,312
Annuitized Expense, 1 Year, Maximum [Dollars]	7,037
Annuitized Expense, 3 Years, Maximum [Dollars]	11,294
Annuitized Expense, 5 Years, Maximum [Dollars]	13,807
Annuitized Expense, 10 Years, Maximum [Dollars]	23,312
No Surrender Expense, 1 Year, Maximum [Dollars]	2,037
No Surrender Expense, 3 Years, Maximum [Dollars]	6,294
No Surrender Expense, 5 Years, Maximum [Dollars]	10,807
No Surrender Expense, 10 Years, Maximum [Dollars]	23,312
Series B [Member] | EQ Equity 500 Index [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,911
Surrender Expense, 3 Years, Maximum [Dollars]	10,912
Surrender Expense, 5 Years, Maximum [Dollars]	13,164
Surrender Expense, 10 Years, Maximum [Dollars]	21,997
Annuitized Expense, 1 Year, Maximum [Dollars]	6,911
Annuitized Expense, 3 Years, Maximum [Dollars]	10,912
Annuitized Expense, 5 Years, Maximum [Dollars]	13,164
Annuitized Expense, 10 Years, Maximum [Dollars]	21,997
No Surrender Expense, 1 Year, Maximum [Dollars]	1,911
No Surrender Expense, 3 Years, Maximum [Dollars]	5,912
No Surrender Expense, 5 Years, Maximum [Dollars]	10,164
No Surrender Expense, 10 Years, Maximum [Dollars]	21,997
Series B [Member] | EQ Money Market [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,037
Surrender Expense, 3 Years, Maximum [Dollars]	11,294
Surrender Expense, 5 Years, Maximum [Dollars]	13,807
Surrender Expense, 10 Years, Maximum [Dollars]	23,312
Annuitized Expense, 1 Year, Maximum [Dollars]	7,037
Annuitized Expense, 3 Years, Maximum [Dollars]	11,294
Annuitized Expense, 5 Years, Maximum [Dollars]	13,807
Annuitized Expense, 10 Years, Maximum [Dollars]	23,312
No Surrender Expense, 1 Year, Maximum [Dollars]	2,037
No Surrender Expense, 3 Years, Maximum [Dollars]	6,294
No Surrender Expense, 5 Years, Maximum [Dollars]	10,807
No Surrender Expense, 10 Years, Maximum [Dollars]	23,312
Series B [Member] | Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	35	[10]
Series B [Member] | Special Service Charges [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 90	[11]
Series B [Member] | Segment Interim Value [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	90.00%	[12]
Series C [Member]
Prospectus:
Surrender Charge (of Amount Surrendered) Maximum [Percent]	0.00%
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 125	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	1.65%	[2]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.00%	[9]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.00%	[9]
Series C [Member] | EQ CoreBond Index [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,457
Surrender Expense, 3 Years, Maximum [Dollars]	7,560
Surrender Expense, 5 Years, Maximum [Dollars]	12,926
Surrender Expense, 10 Years, Maximum [Dollars]	27,581
Annuitized Expense, 1 Year, Maximum [Dollars]	2,457
Annuitized Expense, 3 Years, Maximum [Dollars]	7,560
Annuitized Expense, 5 Years, Maximum [Dollars]	12,926
Annuitized Expense, 10 Years, Maximum [Dollars]	27,581
No Surrender Expense, 1 Year, Maximum [Dollars]	2,457
No Surrender Expense, 3 Years, Maximum [Dollars]	7,560
No Surrender Expense, 5 Years, Maximum [Dollars]	12,926
No Surrender Expense, 10 Years, Maximum [Dollars]	27,581
Series C [Member] | EQ Equity 500 Index [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	2,331
Surrender Expense, 3 Years, Maximum [Dollars]	7,181
Surrender Expense, 5 Years, Maximum [Dollars]	12,294
Surrender Expense, 10 Years, Maximum [Dollars]	26,319
Annuitized Expense, 1 Year, Maximum [Dollars]	2,331
Annuitized Expense, 3 Years, Maximum [Dollars]	7,181
Annuitized Expense, 5 Years, Maximum [Dollars]	12,294
Annuitized Expense, 10 Years, Maximum [Dollars]	26,319
No Surrender Expense, 1 Year, Maximum [Dollars]	2,331
No Surrender Expense, 3 Years, Maximum [Dollars]	7,181
No Surrender Expense, 5 Years, Maximum [Dollars]	12,294
No Surrender Expense, 10 Years, Maximum [Dollars]	26,319
Series C [Member] | EQ Money Market [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	2,457
Surrender Expense, 3 Years, Maximum [Dollars]	7,560
Surrender Expense, 5 Years, Maximum [Dollars]	12,926
Surrender Expense, 10 Years, Maximum [Dollars]	27,581
Annuitized Expense, 1 Year, Maximum [Dollars]	2,457
Annuitized Expense, 3 Years, Maximum [Dollars]	7,560
Annuitized Expense, 5 Years, Maximum [Dollars]	12,926
Annuitized Expense, 10 Years, Maximum [Dollars]	27,581
No Surrender Expense, 1 Year, Maximum [Dollars]	2,457
No Surrender Expense, 3 Years, Maximum [Dollars]	7,560
No Surrender Expense, 5 Years, Maximum [Dollars]	12,926
No Surrender Expense, 10 Years, Maximum [Dollars]	27,581
Series C [Member] | Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	35	[10]
Series C [Member] | Special Service Charges [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 90	[11]
Series C [Member] | Segment Interim Value [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	90.00%	[12]
Series ADV [Member]
Prospectus:
Surrender Charge (of Amount Surrendered) Maximum [Percent]	0.00%
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 125	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	0.25%	[2],[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.00%	[9]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.00%	[9]
Series ADV [Member] | EQ CoreBond Index [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 987
Surrender Expense, 3 Years, Maximum [Dollars]	3,081
Surrender Expense, 5 Years, Maximum [Dollars]	5,347
Surrender Expense, 10 Years, Maximum [Dollars]	11,857
Annuitized Expense, 1 Year, Maximum [Dollars]	987
Annuitized Expense, 3 Years, Maximum [Dollars]	3,081
Annuitized Expense, 5 Years, Maximum [Dollars]	5,347
Annuitized Expense, 10 Years, Maximum [Dollars]	11,857
No Surrender Expense, 1 Year, Maximum [Dollars]	987
No Surrender Expense, 3 Years, Maximum [Dollars]	3,081
No Surrender Expense, 5 Years, Maximum [Dollars]	5,347
No Surrender Expense, 10 Years, Maximum [Dollars]	11,857
Series ADV [Member] | EQ Equity 500 Index [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	861
Surrender Expense, 3 Years, Maximum [Dollars]	2,691
Surrender Expense, 5 Years, Maximum [Dollars]	4,676
Surrender Expense, 10 Years, Maximum [Dollars]	10,404
Annuitized Expense, 1 Year, Maximum [Dollars]	861
Annuitized Expense, 3 Years, Maximum [Dollars]	2,691
Annuitized Expense, 5 Years, Maximum [Dollars]	4,676
Annuitized Expense, 10 Years, Maximum [Dollars]	10,404
No Surrender Expense, 1 Year, Maximum [Dollars]	861
No Surrender Expense, 3 Years, Maximum [Dollars]	2,691
No Surrender Expense, 5 Years, Maximum [Dollars]	4,676
No Surrender Expense, 10 Years, Maximum [Dollars]	10,404
Series ADV [Member] | EQ Money Market [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	987
Surrender Expense, 3 Years, Maximum [Dollars]	3,081
Surrender Expense, 5 Years, Maximum [Dollars]	5,347
Surrender Expense, 10 Years, Maximum [Dollars]	11,857
Annuitized Expense, 1 Year, Maximum [Dollars]	987
Annuitized Expense, 3 Years, Maximum [Dollars]	3,081
Annuitized Expense, 5 Years, Maximum [Dollars]	5,347
Annuitized Expense, 10 Years, Maximum [Dollars]	11,857
No Surrender Expense, 1 Year, Maximum [Dollars]	987
No Surrender Expense, 3 Years, Maximum [Dollars]	3,081
No Surrender Expense, 5 Years, Maximum [Dollars]	5,347
No Surrender Expense, 10 Years, Maximum [Dollars]	11,857
Series ADV [Member] | Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	35	[10]
Series ADV [Member] | Special Service Charges [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 90	[11]
Series ADV [Member] | Segment Interim Value [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	90.00%	[12]

[1]	Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in a Segment.
[2]	On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Base Contract fee” in “Charges and expenses”.
[3]	Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2023 and could change from year to year.
[4]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
[5]	This Portfolio’s annual expenses reflect temporary fee reductions.
[6]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[7]
(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6+
5%	5%	5%	4%	3%	0%

[8]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. This charge will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[9]	Applicable to the Choice Segments only. Equal to 1% of the Segment Investment for each year of the Segment Duration. On the Segment Maturity Date, we deduct the Choice cost from the Index Performance Rate of a Choice Segment, but only if the Index Performance Rate is positive for that Segment. Additionally, if the Index Performance Rate is positive for a Choice Segment but less than the applicable Choice cost, the Choice cost deducted will be the maximum amount that will not cause the Segment Maturity Value to be less than the Segment Investment. The Segment Interim Value for a Choice Segment will reflect the application of a portion of the Choice cost, as described in more detail in Appendix “Segment Interim Value”. Please note that if, on a Segment Start Date, we determine that the Performance Cap Rate for a Choice Segment will not exceed the Performance Cap Rate for a comparable Standard Segment (i.e., with the same Index, Segment Duration, Segment Buffer and Segment Start Date) by an amount that is at least equal to the Choice cost, we will waive the Choice cost and declare a Performance Cap Rate for the Choice Segment that is equal to the Performance Cap Rate for the Standard Segment.
[10]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”. We will not count transfers from Segment Type Holding Accounts into Segments on a Segment Start Date, or the allocation of Segment Maturity Value on a Segment Maturity Date in calculating the number of transfers subject to this charge.
[11]	Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge (the sum of this charge will never exceed 2% of the amount distributed). These charges may increase over time to cover our administrative costs. We may discontinue these services at any time. The duplicate contract charge is currently waived.
[12]	The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. For Annual Lock Segments, this is the maximum amount you could lose during each Annual Lock Period. The maximum loss for Annual Lock Segment could be greater than 90%. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.
[13]	The base contract fee prior to May 22, 2017 was 0.65%.